DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2023
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
DISPOSAL OF SUBSIDIARIES
NOTE 30 - DISPOSAL OF SUBSIDIARIES
On February 2, 2023, the Group disposed of its interest in its subsidiary Constellium Ussel S.A.S. The Group received cash consideration of €1.6 million for net assets at the date of disposal of €5.9 million. The disposal of Constellium Ussel S.A.S., after transaction costs, generated a €5 million loss and the proceeds net of cash disposed amounted to €0.3 million.
On September 29, 2023, the Group disposed of its interest in its subsidiary Constellium Extrusions Deutschland GmbH ("CED"), which was classified as held for sale in the June 30, 2023 Consolidated Financial Statements. The Group received a total cash consideration of €50 million for net assets at the date of disposal of €12 million. The disposal of CED generated a €36 million gain net of transaction costs and the proceeds net of cash disposed amounted to €47 million.